General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [Abstract]
Schedule of general and administrative expense
	December 31, 2021	December 31, 2020	December 31, 2019
Employee benefits and expenses	1,554,778	811,373	1,010,708
Business development	967,046	95,663	113,959
Travel expenses	75,829	28,898	102,679
Administration expenses	2,245,862	1,645,530	2,653,914
Lease expenses from short-term lease	52,280	13,871	27,362
Depreciation Right-of-use assets	29,722	—	—
Depreciation tangible assets	—	3,555	10,740
Capital tax expenses	21,059	(4,228)	14,501
Total general and administrative expenses	4,946,576	2,594,662	3,933,863